Others, Net - Schedule of other nonoperating income expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Others, Net [Abstract]
VAT exemption due to the COVID-19	¥ 51,889
Government grants	28,644		¥ 18,087	¥ 10,330
Financing expense				(4,722)
Fair value changes of short-term investments	9,396		863	382
Foreign exchange gains/(losses)	(23,935)		3,279	38,620
Others	(4,942)		(2,165)	33
Total	¥ 61,052	$ 9,357	¥ 20,064	¥ 44,643